Acquisition and Non-Controlling Interests (Details) - Schedule of Net Assets of the Acquired Companies - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net assets at acquisition	$ 18,127,693
Non-controlling interest for original shareholders of the subsidiaries	8,381,397
Net assets allocated to Etao	9,746,296
Total consideration	169,874,463
Goodwill, beginning balance	160,128,167
Goodwill reallocated to equity investment	(12,106,888)
Goodwill, ending balance	148,021,279
Impairment	(148,021,279)
Net Goodwill as of December 31, 2022		$ 160,128,167
Aaliance [Member]
Business Acquisition [Line Items]
Net assets at acquisition	(504,043)
Non-controlling interest for original shareholders of the subsidiaries	(75,607)
Net assets allocated to Etao	(428,436)
Total consideration	32,843,889
Goodwill, beginning balance	33,272,325
Goodwill, ending balance	33,272,325
Impairment	(33,272,325)
Net Goodwill as of December 31, 2022
6D [Member]
Business Acquisition [Line Items]
Net assets at acquisition	1,609,057
Non-controlling interest for original shareholders of the subsidiaries	788,438
Net assets allocated to Etao	820,619
Total consideration	8,630,774
Goodwill, beginning balance	7,810,155
Goodwill, ending balance	7,810,155
Impairment	(7,810,155)
Net Goodwill as of December 31, 2022
Changxing [Member]
Business Acquisition [Line Items]
Net assets at acquisition	1,080,960
Non-controlling interest for original shareholders of the subsidiaries	529,671
Net assets allocated to Etao	551,289
Total consideration	10,036,800
Goodwill, beginning balance	9,485,511
Goodwill, ending balance	9,485,511
Impairment	(9,485,511)
Net Goodwill as of December 31, 2022
Mengzhou [Member]
Business Acquisition [Line Items]
Net assets at acquisition	11,481,201
Non-controlling interest for original shareholders of the subsidiaries	5,625,788
Net assets allocated to Etao	5,855,413
Total consideration	18,261,300
Goodwill, beginning balance	12,405,887
Goodwill, ending balance	12,405,887
Impairment	(12,405,887)
Net Goodwill as of December 31, 2022
Qianhu [Member]
Business Acquisition [Line Items]
Net assets at acquisition	(1,608,994)
Non-controlling interest for original shareholders of the subsidiaries	(788,407)
Net assets allocated to Etao	(820,587)
Total consideration	11,286,301
Goodwill, beginning balance	12,106,888
Goodwill reallocated to equity investment	(12,106,888)
Goodwill, ending balance
Impairment
Net Goodwill as of December 31, 2022
Tianlun [Member]
Business Acquisition [Line Items]
Net assets at acquisition	1,491,694
Non-controlling interest for original shareholders of the subsidiaries	730,930
Net assets allocated to Etao	760,764
Total consideration	10,765,070
Goodwill, beginning balance	10,004,306
Goodwill, ending balance	10,004,306
Impairment	(10,004,306)
Net Goodwill as of December 31, 2022
Kangning [Member]
Business Acquisition [Line Items]
Net assets at acquisition	1,011,114
Non-controlling interest for original shareholders of the subsidiaries	495,446
Net assets allocated to Etao	515,668
Total consideration	4,067,538
Goodwill, beginning balance	3,551,870
Goodwill reallocated to equity investment
Goodwill, ending balance	3,551,870
Impairment	(3,551,870)
Net Goodwill as of December 31, 2022
Chain [Member]
Business Acquisition [Line Items]
Net assets at acquisition	561,566
Non-controlling interest for original shareholders of the subsidiaries
Net assets allocated to Etao	561,566
Total consideration	19,231,000
Goodwill, beginning balance	18,669,434
Goodwill reallocated to equity investment
Goodwill, ending balance	18,669,434
Impairment	(18,669,434)
Net Goodwill as of December 31, 2022
Zhichao [Member]
Business Acquisition [Line Items]
Net assets at acquisition	113,014
Non-controlling interest for original shareholders of the subsidiaries	55,377
Net assets allocated to Etao	57,637
Total consideration	23,538,000
Goodwill, beginning balance	23,480,363
Goodwill reallocated to equity investment
Goodwill, ending balance	23,480,363
Impairment	(23,480,363)
Net Goodwill as of December 31, 2022
Baihuabaihui [Member]
Business Acquisition [Line Items]
Net assets at acquisition	618,560
Non-controlling interest for original shareholders of the subsidiaries	278,352
Net assets allocated to Etao	340,208
Total consideration	10,154,000
Goodwill, beginning balance	9,813,792
Goodwill reallocated to equity investment
Goodwill, ending balance	9,813,792
Impairment	(9,813,792)
Net Goodwill as of December 31, 2022
Dnurse [Member]
Business Acquisition [Line Items]
Net assets at acquisition	2,273,564
Non-controlling interest for original shareholders of the subsidiaries	741,409
Net assets allocated to Etao	1,532,155
Total consideration	21,059,790
Goodwill, beginning balance	19,527,635
Goodwill reallocated to equity investment
Goodwill, ending balance	19,527,635
Impairment	(19,527,635)
Net Goodwill as of December 31, 2022